Stock-Based Compensation and Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock-Based Compensation and Benefit Plans
Summary of stock based compensation

	Three Months Ended		Six Months Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Stock-based compensation costs included in:
Cost of revenue	$12,543	$1,571	$16,438	$3,746
Sales and marketing expenses	18,938	2,226	31,061	4,017
Research and development expenses	21,706	1,314	39,141	3,379
General and administrative expenses	30,215	33,588	67,668	74,067
Total stock-based compensation expense	$83,402	$38,699	$154,308	$85,209

	Year Ended
	December 31, 2014	December 31, 2013
Stock-based compensation costs included in:
Cost of revenue	$21,753	$1,815
Sales and marketing expenses	51,803	67,697
Research and development expenses	41,365	48,609
General and administrative expenses	201,255	582,594
Total stock-based compensation expense	$316,176	$700,715

Schedule of fair values of stock options granted and assumptions used for the Black-Scholes-Merton option pricing model

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Estimated Fair Value	$15,557	$93,089	$100,289	$93,089
Shares Issuable Under Options Granted	93,000	110,000	558,000	110,000
Expected Term	3 Years	3 Years	2 to 3 Years	3 Years
Expected Dividend	0%	0%	0%	0%
Volatility	30%	29.4%	26% to 30%	29.4%
Risk Free Interest Rate	0.86% to 0.91%	0.88%	0.22% to 1.07%	0.88%

	Year Ended
	December 31,	December 31,
	2014	2013
Estimated Fair Value	$339,671	$306,189
Shares Issuable Under Options Granted	2,004,420	330,470
Expected Term	2 to 3 Years	3 Years
Expected Dividend	-%	-%
Volatility	27% to 29%	30% to 33%
Risk Free Interest Rate	0.22% to 1.00%	0.34% to 0.90%

Summary of stock option activity

				Weighted
	Number of			Remaining
	Shares Issuable	Weighted Avg.		Contractual	Intrinsic
	Under Options	Exercise Price		Life (Years)	Value

Balance, December 31, 2012	614,042	$6.00
Granted	330,470	4.13
Exercised	(30,000)	0.80
Forfeited or Expired	(86,969)	4.55
Balance, December 31, 2013	827,543	3.49	*	2.81	$423,000
Granted	2,004,420	1.50	*
Exercised	-	-
Forfeited or Expired	(127,376)	3.69
Balance, December 31, 2014	2,704,587	2.01	*	4.05	$61,875
Exercisable at December 31, 2014	1,665,809	2.33	*	3.55	$61,875

Schedule of Information with respect to common stock options outstanding and exercisable

Information with respect to common stock options outstanding and exercisable at December 31, 2014:

	Stock Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Options Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value

$0.80	112,500	0.21	$0.8	$61,875	112,500	$0.8	$61,875
$1.35 to $1.60	1,898,670	4.85	1.5	—	933,262	1.5	—
$4.00	693,417	2.49	4	—	620,047	4	—

	2,704,587	4.05	$2.01	$61,875	1,665,809	$2.33	$61,875